Share Purchase Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of warrants
Beginning balance, shares		3,899,673	4,237,913
Issued		775,000	500,000
Expired		(147,059)	(838,240)
Ending balance, shares		4,527,614	3,899,673
Weighted average exercise price
Beginning balance, exercise price		$ 0.20	$ 0.19
Issued		0.10	0.12
Expired		0.35	0.23
Ending balance, exercise price		$ 0.18	$ 0.20
Warrants [Member]
Number of warrants
Expired	(500,000)
Weighted average exercise price
Issued	$ 0.00
Expired	$ 0.12
Number of warrants, beginning balance	4,527,614
Number of warrants, issued
Number of warrants, Adjusted for triggered down-round provisions	315,521,528
Number of warrants, exercised	(63,623,768)
Number of warrants, ending balance	255,925,374	4,527,614
Weighted average exercise price, beginning balance	$ 0.18
Weighted average exercise price, adjusted for triggered down-round provisions	0.00
Weighted average exercise price, exercised	0.00
Weighted average exercise price, ending balance	$ 0.00	$ 0.18